Financial instruments - fair values and risk management - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - Super Group (SGHC) Limited - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	€ 31,946	€ 18,462	€ 33,221
Cash outflows	(10,463)	(146,962)	(34,901)
Loans assumed in connection with the shares repurchased			222,345
Payments related to the repurchased shares			(224,322)
Deferred consideration paid			(13,200)
Effects of movements in exchange rates	1,155	(2,650)	1,569
Disposals	(178)	(341)	(112)
New leases	44,970	4,410	8,024
Lease modification		11,737
Arising as a result of merger			671
Arising from business combinations		125,359	23,445
Liabilities assumed on business combination			671
Interest	3,256	2,646	1,051
Cash inflows		18,594
Increase in deferred consideration		2,714
Transfer to Liabilities associated with assets held for Sale		(2,038)
Other	78	15
Ending balance	70,764	31,946	18,462
Interest-bearing loans and borrowings and deferred consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	2,801	1,203	16,972
Cash outflows	(2,512)	(139,436)	(26,679)
Loans assumed in connection with the shares repurchased			222,345
Payments related to the repurchased shares			(224,322)
Deferred consideration paid			(13,200)
Effects of movements in exchange rates	37	(1,859)	1,875
Disposals	0	0	0
New leases	0	0	0
Lease modification		0
Arising as a result of merger			671
Arising from business combinations		120,992	23,445
Liabilities assumed on business combination			0
Interest	0	578	96
Cash inflows		18,594
Increase in deferred consideration		2,714
Transfer to Liabilities associated with assets held for Sale		0
Other	78	15
Ending balance	404	2,801	1,203
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	29,145	17,259	16,249
Cash outflows	(7,951)	(7,526)	(8,222)
Loans assumed in connection with the shares repurchased			0
Payments related to the repurchased shares			0
Deferred consideration paid			0
Effects of movements in exchange rates	1,118	(791)	(306)
Disposals	(178)	(341)	(112)
New leases	44,970	4,410	8,024
Lease modification		11,737
Arising as a result of merger			0
Arising from business combinations		4,367	0
Liabilities assumed on business combination			671
Interest	3,256	2,068	955
Cash inflows		0
Increase in deferred consideration		0
Transfer to Liabilities associated with assets held for Sale		(2,038)
Other	0	0
Ending balance	€ 70,360	€ 29,145	€ 17,259